GOING CONCERN (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
GOING CONCERN
Net loss					$ 12,021,649	$ 26,871,234	$ 1,845,170
Cash outflow in operating activities					(2,260,994)	(1,520,419)	2,259,466
Current Assets					6,878,578	12,712,574
Cash and cash equivalents					1,265,845	1,480,528
Accounts receivable, net					4,575,267	3,663,506
Short-term investments					368,253	1,326,241
Proceeds from bank borrowings					1,128,348	$ 694,859	$ 2,259,600
Property owned and raised cash					$ 779,130
Bank borrowings term					1 year
Shanxingzhe
GOING CONCERN
Partnership interest			42.85%	42.85%	42.8571%
Cash consideration for equity method investment			$ 4,236,750	¥ 30,000,000
Subsequent event | Beijing Xunhuo | Shanxingzhe
GOING CONCERN
Partnership interest	42.8571%	42.8571%
Subsequent event | Beijing Xunhuo | Shanxingzhe
GOING CONCERN
Cash consideration for equity method investment	$ 2,200,000	¥ 15,000,000